Stockholders' Equity (Equtiy Compensation Plan) (Narrative) (Details) (USD $)	6 Months Ended		1 Months Ended		1 Months Ended	6 Months Ended			0 Months Ended			1 Months Ended	3 Months Ended
	Sep. 30, 2012 The Plans [Member]	Sep. 30, 2011 The Plans [Member]	May 31, 2010 2010 Executive Equity Incentive Plan [Member]	Sep. 30, 2012 2010 Executive Equity Incentive Plan [Member]	May 31, 2010 2 Officers and Directors [Member]	Sep. 30, 2012 Officer and 2 Directors [Member]	Sep. 30, 2012 150,000 Options [Member]	Sep. 30, 2012 50,000 Options [Member]	Mar. 31, 2012 2010 Non Executive Equity Incentive Plan [Member]	Sep. 26, 2011 2010 Non Executive Equity Incentive Plan [Member]	Jul. 15, 2010 2010 Non Executive Equity Incentive Plan [Member]	May 31, 2010 2010 Non Executive Equity Incentive Plan [Member]	Dec. 31, 2010 2010 Non Executive Equity Incentive Plan [Member]	Sep. 30, 2012 2010 Non Executive Equity Incentive Plan [Member]
Stockholders Equity Note [Line Items]
Options granted	30,000	450,000	600,000		600,000							450,000
Options granted exercise price	$ 0.87	$ 1.01			$ 1.5							$ 1.5
Vesting period					18 months		18 months	2 years	18 months	18 months		18 months
Exercise period					5 years		5 years	5 years	5 years	5 years		5 years
Shares of common stock issued for plan, additional						225,000			75,000	300,000	50,000		100,000
Options available to be issued				350,000										295,000
Options forfeited													(400,000)
Unvested options grant date fair value	$ 145,000
Options unvested weighted average remaining contractual term (in years)	4.21
Minimum percentage of fair market price for an exercise price	100.00%
Percentage of ownership of common stock, benchmark	10.00%
Minimum percentage of fair market price for an exercise price, exceeding benchmark ownership percentage	110.00%
Aggregate fair market value of underlying shares can not exceed	$ 100,000
Maximum exercise period for ownership exceeding benchmark	10 years